THE GUARDIAN LIFE INSURANCE

COMPANY OF AMERICA

7 Hanover Square

New York, New York 10004

May 2, 2006

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

FILE NUMBERS: 33-37883 and 811-6231

REGISTRANT:  GIAC Funds, Inc.

Re:  Rule 497(j) Filing

Ladies and Gentlemen:

In lieu of filing under paragraph (c) of Section 497, the undersigned hereby certifies that:

(1) The form of Prospectus and Statement of Additional Information that would have been filed under paragraph (c) of this section would not have differed from that contained in the most recent post-effective amendment to the registration statement on form N-1A filed by the registrant, and

(2) The text of the most recent post-effective amendment to the registration statement filed on form N-1A has been filed electronically.

Sincerely,

/s/ Kathleen M. Moynihan
Kathleen M. Moynihan
Assistant Counsel